Gain On Troubled Debt Restructuring	12 Months Ended
Dec. 31, 2014
Gain On Troubled Debt Restructuring
(19)	GAIN ON TROUBLED DEBT RESTRUCTURING

The following is a summary of the Group’s gain on troubled debt restructuring during the years ended December 31, 2012, 2013 and 2014:

	Year ended December 31, 2012		Year ended December 31, 2013		Year ended December 31, 2014
Gain on troubled debt restructuring with suppliers (i)		10,510		4,645		—

Gain on troubled debt restructuring with offshore creditors, arising from the Schemes of (ii)
– Preferred Shares (net of legal fees and other direct costs of US$15,664)		0		0		83,787
– Payables due to other offshore creditors (net of legal fees and other direct costs of US$418)		0		0		12,708

Total		10,510		4,645		96,495

Impact on basic and diluted loss per share	US$	0.08	US$	0.03	US$	0.49

(i) Gain on troubled debt restructuring with suppliers

The Group has entered into various agreements with its suppliers to restructure its payables due to the financial difficulties the Group has been experiencing. Under these agreements, the suppliers agreed to give fixed discounts and the Group agreed to settle the outstanding payables (after discounts) according to a pre-determined payment schedule or through an asset transfer. The Group recognized gains on trouble debt restructuring with suppliers, amounting to US$ 10,510, US$ 4,645 and US$ nil, in “Gain on trouble debt restructuring” in the Group’s consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, respectively.

(ii) Gain on troubled debt restructuring with offshore creditors

Due to the Company’s financial difficulties, the Company was not able to honor its payment obligation of:

•	the Preferred Shares;

•	the Senior Notes; and

•	payables due to one offshore creditor (collectively the “Offshore Debts”).

On February 21, 2014, the Company filed a winding-up petition with the Grant Court of the Cayman Islands on grounds of insolvency in connection with its plan to resolve its Offshore Debt liquidity issues.

In collaboration with the JPLs and negotiation with the creditors, the Company has prepared the Schemes, which were approved by the Company’s scheme creditors and became effective on December 10, 2014. Pursuant to the terms of the Schemes, the closing date for the restructuring of Offshore Debts, as contemplated in the Schemes, occurred on December 17, 2014.

On December 17, 2014, the Company:

•	issued 21,651,808 of its ordinary shares, with a fair value of US$4,330, to the holders of Preferred Shares to settle a portion of the outstanding Preferred Shares and issued the Notes Due 2016 in exchange for the remaining portion of the Company’s Preferred Shares;

•	issued 18,321,416 of its ordinary shares, with a fair value of US$3,664, to the holders of Senior Notes to settle a portion of the outstanding Senior Notes and issued the Notes Due 2018 in exchange for the remaining portion of the Company’s Senior Notes; and

•	issued 756,620 of its ordinary shares, with a fair value of US$151, and paid a cash settlement of US$1,000 to settle the payable due to one offshore creditor.

For the restructuring of Preferred Shares, as the total future cash payments specified by the new terms of the Notes Due 2016 are less than the carrying amount of the payable, the Company reduced the carrying amount of the payable to an amount equal to the total future cash payments specified by the Notes Due 2016 and recognize a gain on restructuring of payables equal to the amount of the reduction pursuant to ASC 470-60 less allocated legal fees and other direct costs.

For the restructuring of Senior Notes, as the total future cash payments specified by the new terms of the Notes Due 2018 exceed the carrying amount of the payable, the Company did not recognize a gain on the restructuring of the Senior Notes. The Company accounted for the effects of the restructuring prospectively from the time of restructuring by using new effective interest rate to accrete the carrying amount of the payable pursuant to ASC 470-60. That is, the new effective interest rate is the discount rate that equates the present value of the future cash payments specified by the terms of the Notes Due 2018 with the carrying amount of the Senior Notes.

For the restructuring of the payable due to one offshore creditor, as the total fair value of the equity interest and cash is less than the carrying amount of the payable, the Company reduced the carrying amount to an amount equal to the total fair value of the equity interest and cash and recognized a gain on restructuring pursuant to ASC 470-60 less allocated legal fees and other direct costs.